Registration No. 333-89415

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 25, 2000

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. ___ [ ]
                       Post-Effective Amendment No. 2 [X]

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         Area Code and Telephone Number:

                                 (612) 973-0384

                     Address of Principal Executive Offices:

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                     Name and Address of Agent for Service:

                              Christopher J. Smith
                           U.S. Bank Place, MPFP 2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                                   COPIES TO:

         Thomas A. Berreman, Esq.          Kathleen L. Prudhomme, Esq.
         U.S. Bank Place, MPFP 2016        Dorsey & Whitney LLP
         601 Second Avenue South           220 South Sixth Street
         Minneapolis, Minnesota 55402      Minneapolis, Minnesota 55402


                      Title of Securities Being Registered:

                         Common Stock, par value $0.0001

       No filing fee is required because of reliance by the Registrant on
                Section 24f-2 the Investment Company Act of 1940.

Approximate Date of Proposed Public Offering: Immediately upon filing pursuant to Rule 485(b).

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                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 16. EXHIBITS.


1 Articles of Incorporation, as amended and supplemented through April 2, 1998. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A.)

2 Bylaws, as amended through December 1998. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A.)

3        Not Applicable.

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4        Agreement and Plan of Reorganization is attached as Exhibit A to the
         Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14.

5        Not Applicable.

6(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994 (Incorporated by reference to Exhibit
         (5)(a) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

6(b) Amendment No. 9 to Investment Advisory Agreement (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

6(c) Sub-Advisory Agreement dated March 28, 1994, between First Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A)

6(d) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(e) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Global Research Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(f) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Investment Counseling, with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(g) Amendment No. 1 to Sub-Advisory Agreement between Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution Agreement [Class A and Class Y Shares,] dated February 10, 1994, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution and Service Agreement [Class C] dated December 9, 1998, between Registrant and SEI Investments Distribution Co.

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7(a)     Form of Dealer Agreement (Incorporated by reference to Exhibit (6)(c)
         to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

8        Not Applicable.

9(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A.)

9(b) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993.

9(c) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

9(d) Compensation Agreement dated July 23, 1998, pursuant to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A.)

9(e) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

10(a) Amended and Restated Administration Agreement, dated July 1, 1997, by and between the Registrant and SEI Investments Management Corporation (Incorporated herein by reference to Exhibit 9(f) to Post-effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A.)

10(b) Sub-Administration Agreement effective January 1, 1998, by and between SEI and First Bank National Association (Incorporated herein by reference to Exhibit (9)(e) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A.)

10(c) Revised Schedule A, dated June 29, 1998, to Sub-Administration Agreement (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

10(d) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A.)

10(e) Shareholder Account Servicing Agreement dated October 1, 1998, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

11 Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered.

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* 12(a)  Opinion and Consent of Dorsey & Whitney LLP with respect to tax consequences of the exchange of Small Cap Value Fund shares for the assets and liabilities of Micro Cap Value Fund and related tax matters.

* 12(b) Opinion and Consent of Dorsey & Whitney LLP with respect to tax consequences of the exchange of Small Cap Value Fund shares for the assets and liabilities of Regional Equity Fund and related tax matters.

13(a) Administration Agreement dated as of January 1, 1995 between Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.)

13(b) Transfer Agent Agreement dated as of March 31, 1994, between Registrant and Supervised Service Company, Inc. [superseded] (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

13(c) Assignment Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

13(d) Transfer Agency Agreement dated as of January 1, 1997 between Registrant and DST Systems, Inc.

14       Consent of KPMG LLP.

15       Not Applicable.

16       Powers of Attorney of Directors signing the Registration Statement.

17(a)    Form of Proxy Card.

-------------------------------------

* Filed herewith.


ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Oaks, Commonwealth of Pennsylvania, on the 25th day of February, 2000.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

By:    /s/ Jeffery M. Wilson
    ------------------------
       Jeffery M. Wilson
       Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                   TITLE                    DATE
-------------------------------     ---------------------     ------------------

            *                              Director                   **
-------------------------------
Robert J. Dayton

            *                              Director                   **
-------------------------------
Roger Gibson

            *                              Director                   **
-------------------------------
Andrew M. Hunter III

            *                              Director                   **
-------------------------------
Leonard W. Kedrowski

            *                              Director                   **
-------------------------------
John M. Murphy, Jr.

            *                              Director                   **
-------------------------------
Robert L. Spies

            *                              Director                   **
-------------------------------
Joseph D. Strauss

            *                              Director                   **
-------------------------------
Virginia L. Stringer


* By:  /s/ Christopher J. Smith
      -------------------------
       Christopher J. Smith
       Attorney in Fact

** February 25, 2000